Submission	Jul. 25, 2025
Submission [Line Items]
Central Index Key	0001005817
Registrant Name	TOMPKINS FINANCIAL CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES